Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Provisions and contingencies
Schedule of provisions

	Restructuring
	and
	rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2024	91	149	41	281
Charge to income statement	123	–	12	135
Release to income statement	–	(28)	(2)	(30)
Unwinding of discount	–	6	–	6
Utilised	(153)	(14)	(20)	(187)
Exchange adjustment	(2)	–	–	(2)
At 31 December 2024	59	113	31	203
Charge to income statement	49	–	15	64
Release to income statement	(2)	(9)	(7)	(18)
Unwinding of discount	–	4	–	4
Utilised	(86)	(11)	(2)	(99)
Exchange adjustment	2	–	–	2
At 31 December 2025	22	97	37	156
Provisions – due within one year	22	25	27	74
Provisions – due after one year	–	72	10	82
At 31 December 2025	22	97	37	156
Provisions – due within one year	59	28	21	108
Provisions – due after one year	–	85	10	95
At 31 December 2024	59	113	31	203